OFF-BALANCE SHEET COMMITMENTS - Additional Information (Details) € in Millions, $ in Millions		12 Months Ended		24 Months Ended
	Jun. 24, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Jun. 30, 2021 lease	Jun. 24, 2019 USD ($)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Maximum period, tranches	24 months
Number of sublease agreements | lease				2
SQZ Biotechnologies
Disclosure Of Off Balance Sheet Commitments [Line Items]
Upfront payment received		$ 1	€ 0.9
SQZ Biotechnologies | Top of range
Disclosure Of Off Balance Sheet Commitments [Line Items]
Potential development, regulatory and commercial mile stone payments | $					$ 56